HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Investment properties	$1,513	$853
Property, plant and equipment	—	475
Accounts receivable and other assets	34	105
Assets held for sale	1,547	1,433
Debt obligations	907	1,107
Accounts payable and other liabilities	17	209
Liabilities associated with assets held for sale	$924	$1,316

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2018 and the year ended December 31, 2017:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Balance, beginning of period	1,433	147
Reclassification to assets held for sale, net	1,431	4,641
Disposals	(1,306)	(3,365)
Fair value adjustments	35	8
Foreign currency translation	(17)	7
Other	(29)	(5)
Balance, end of period	$1,547	$1,433